Average Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Communication Services Portfolio	Apr. 29, 2023
Select Communication Services Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(38.30%)
Past 5 years	4.45%
Past 10 years	8.99%
Select Communication Services Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(38.30%)
Past 5 years	1.68%
Past 10 years	6.73%
Select Communication Services Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(22.67%)
Past 5 years	3.30%
Past 10 years	7.07%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1522
Average Annual Return:
Past 1 year	(38.74%)
Past 5 years	1.85%
Past 10 years	7.91%